Share-based payments - LTIP Special Options (Details) - Long-term Incentive Plan € / shares in Units, € in Thousands			12 Months Ended
	Dec. 29, 2023 shares executive € / shares	Dec. 29, 2023 shares executive $ / shares	Dec. 31, 2023 EUR (€) € / shares	Dec. 31, 2022 EUR (€) shares € / shares	Dec. 31, 2021 EUR (€)
LTIP Special Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares) | shares	1,000,197	1,000,197
Fair value of options granted (in EUR per share) | (per share)	€ 1.22	$ 1.35	€ 1.10	€ 0
Exercise price, share options granted (in EUR per share) | € / shares	€ 0.12
Share-based payment expenses | €			€ 972
Performance Options
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted during the period (in shares) | shares				2,798,063
Share-based payment expenses | €			€ 2,070	€ 0	€ 0
Number of executives | executive	1	1